Goodwill and intangible assets - Disclosure of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	£ 1,084
Intangible assets and goodwill, end of period	1,425	£ 1,084
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	3,279	4,431
Additions	696	337
Disposals	(141)	(340)
Exchange and other movements	(464)	(1,149)
Intangible assets and goodwill, end of period	3,370	3,279
Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(2,195)	(2,766)
Disposals	141	340
Amortisation charge	(187)	(259)
Impairment charge	(2)	(40)
Exchange and other movements	298	530
Intangible assets and goodwill, end of period	(1,945)	(2,195)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	267
Intangible assets and goodwill, end of period	539	267
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	335	345
Additions	263	0
Disposals	0	0
Exchange and other movements	9	(10)
Intangible assets and goodwill, end of period	607	335
Goodwill | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(68)	(68)
Disposals	0	0
Amortisation charge	0	0
Impairment charge	0	0
Exchange and other movements	0	0
Intangible assets and goodwill, end of period	(68)	(68)
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	643
Intangible assets and goodwill, end of period	692	643
Software | Internally generated | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,266	1,477
Additions	366	310
Disposals	(131)	(325)
Exchange and other movements	(162)	(196)
Intangible assets and goodwill, end of period	1,339	1,266
Software | Internally generated | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(623)	(787)
Disposals	131	325
Amortisation charge	(149)	(163)
Impairment charge	(2)	(40)
Exchange and other movements	(4)	42
Intangible assets and goodwill, end of period	(647)	(623)
Software | Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	31
Intangible assets and goodwill, end of period	24	31
Software | Other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	73	91
Additions	1	23
Disposals	(10)	(13)
Exchange and other movements	1	(28)
Intangible assets and goodwill, end of period	65	73
Software | Other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(42)	(49)
Disposals	10	13
Amortisation charge	(8)	(9)
Impairment charge	0	0
Exchange and other movements	(1)	3
Intangible assets and goodwill, end of period	(41)	(42)
Customer lists
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	132
Intangible assets and goodwill, end of period	97	132
Customer lists | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	1,477	1,562
Additions	0	0
Disposals	0	0
Exchange and other movements	(315)	(85)
Intangible assets and goodwill, end of period	1,162	1,477
Assets moved to held for sale	338
Customer lists | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(1,345)	(1,382)
Disposals	0	0
Amortisation charge	(25)	(39)
Impairment charge	0	0
Exchange and other movements	305	76
Intangible assets and goodwill, end of period	(1,065)	(1,345)
Assets moved to held for sale	(326)
Licences and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	11
Intangible assets and goodwill, end of period	73	11
Licences and other | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	128	956
Additions	66	4
Disposals	0	(2)
Exchange and other movements	3	(830)
Intangible assets and goodwill, end of period	197	128
Licences and other | Accumulated amortisation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning of period	(117)	(480)
Disposals	0	2
Amortisation charge	(5)	(48)
Impairment charge	0	0
Exchange and other movements	(2)	409
Intangible assets and goodwill, end of period	£ (124)	(117)
Sign on bonus payments to co-brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Deecrease through reclassification		£ 412